Operating expenses - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€)
Analysis of income and expense [abstract]
Short-term employee benefits expense	€ 25,717	€ 25,469	€ 22,638
Short-term employee benefits expense, Lumoxiti discontinued operations	€ 2,242	€ 5,033
Number of employees | employee	214	237
Raw materials and consumables used	€ 3,065	€ 3,558	3,121
Intellectual property expenses	€ 1,584	€ 1,270	€ 1,564